UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

CITI
S&P 500 INDEX SHARES
A Class of Shares of the Smith Barney S&P 500 Index Fund

SPECIAL DISCIPLINE SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2005

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

Dear Shareholder,	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

The U.S. economy overcame a number of obstacles and continued to expand during the six-month reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning –0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,v Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and –1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

Performance Review

For the six months ended June 30, 2005, Citi Shares of the Smith Barney S&P 500 Index Fund returned
–1.06%. The Lipper S&P 500 Index Objective Funds Category Average1 decreased 1.06% for the same period. The Fund’s unmanaged benchmark, the S&P 500 Index, returned –0.81% for the same period.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization.  Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 172 funds in the Fund’s Lipper category.

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PERFORMANCE SNAPSHOT AS OF JUNE 30, 2005 (unaudited)

6 Months
Smith Barney S&P 500 Index Fund – Citi Shares	-1.06%
S&P 500 Index	-0.81%
Lipper S&P 500 Index Objective Funds Category Average	-1.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Management has agreed to cap the Citi S&P 500 Index Shares’ net annual operating expenses at 0.39%. Management may not discontinue or modify this cap without the approval of the Trust’s Trustees. Absent this cap, performance would have been lower.

Citi Share returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, The Travelers Investment Management Company (the “Adviser”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Adviser is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment advisory contract between the Fund and the Adviser. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment advisory contract between the Fund and the Adviser. If approved by the Board, the new investment advisory contract will be presented to the shareholders of the Fund for their approval.

2   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Subsequently, on August 1, 2005, the Board approved the new investment advisory contract between the Fund and the Adviser.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 2, 2005

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that stock prices are subject to market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the Index or to adjust for relative weightings. The Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

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Fund at a Glance (unaudited)

Investment Breakdown

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Fund Expenses (unaudited)
Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

SB Shares	(1.22)%	$1,000.00	$987.80	0.59%	$2.91

Citi Shares	(1.06)	1,000.00	989.40	0.39	1.92

(1)	For the six months ended June 30, 2005.
(2)

Assumes reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of contractual fee waivers) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

SB Shares	5.00%	$1,000.00	$1,021.87	0.59%	$2.96

Citi Shares	5.00	1,000.00	1,022.86	0.39	1.96

(1)	For the six months ended June 30, 2005.
(2)

Expenses (net of contractual fee waivers) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited)	June 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 97.9%
CONSUMER DISCRETIONARY — 12.6%
Auto Components — 0.2%
2,931	Cooper Tire & Rubber Co.	$54,429
6,862	Dana Corp.	102,999
24,750	Delphi Corp.	115,087
7,663	Goodyear Tire & Rubber Co. *	114,179
8,498	Johnson Controls, Inc.	478,692
5,374	Visteon Corp.	32,405

		897,791

Automobiles — 0.5%
81,410	Ford Motor Co.	833,638
25,046	General Motors Corp.	851,564
12,935	Harley-Davidson, Inc.	641,576

		2,326,778

Hotels, Restaurants & Leisure — 1.5%
23,385	Carnival Corp.	1,275,652
6,577	Darden Restaurants, Inc.	216,909
8,085	Harrah’s Entertainment, Inc.	582,686
17,136	Hilton Hotels Corp.	408,693
15,361	International Game Technology	432,412
8,972	Marriott International, Inc., Class A Shares	612,070
56,621	McDonald’s Corp.	1,571,233
17,765	Starbucks Corp. *	917,740
9,451	Starwood Hotels & Resorts Worldwide, Inc.	553,545
5,026	Wendy’s International, Inc.	239,489
12,975	Yum! Brands, Inc.	675,738

		7,486,167

Household Durables — 0.6%
3,586	Black & Decker Corp.	322,202
5,612	Centex Corp.	396,600
6,461	Fortune Brands, Inc.	573,737
3,690	KB HOME	281,289
8,453	Leggett & Platt, Inc.	224,681
3,474	Maytag Corp.	54,403
12,248	Newell Rubbermaid, Inc.	291,992
5,244	Pulte Homes, Inc.	441,807
2,546	Snap-on, Inc.	87,328
3,330	Stanley Works	151,648
2,986	Whirlpool Corp.	209,348

		3,035,035

Internet & Catalog Retail — 0.4%
53,786	eBay, Inc. *	1,775,476

See Notes to Financial Statements.

8   Smith Barney S&P 500 Index Fund   |    2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Leisure Equipment & Products — 0.2%
4,292	Brunswick Corp.	$185,930
12,811	Eastman Kodak Co.	343,975
7,381	Hasbro, Inc.	153,451
18,621	Mattel, Inc.	340,764

		1,024,120

Media — 3.6%
23,411	Clear Channel Communications, Inc.	724,102
98,388	Comcast Corp., Class A Shares *	3,020,512
3,154	Dow Jones & Co., Inc.	111,809
11,142	Gannett Co., Inc.	792,531
18,947	Interpublic Group of Cos., Inc. *	230,775
3,330	Knight-Ridder, Inc.	204,262
16,948	McGraw-Hill Cos., Inc.	749,949
2,069	Meredith Corp.	101,505
6,467	New York Times Co., Class A Shares	201,447
128,307	News Corp., Class A Shares	2,076,007
8,261	Omnicom Group, Inc.	659,724
204,471	Time Warner, Inc.	3,416,710
13,229	Tribune Co.	465,396
12,992	Univision Communications, Inc., Class A Shares *	357,930
72,800	Viacom, Inc., Class B Shares	2,331,056
91,090	Walt Disney Co.	2,293,646

		17,737,361

Multi-Line Retail — 2.9%
5,163	Big Lots, Inc. *	68,358
21,029	Costco Wholesale Corp.	942,520
3,168	Dillard’s, Inc., Class A Shares	74,195
13,358	Dollar General Corp.	271,969
7,406	Family Dollar Stores, Inc.	193,297
7,509	Federated Department Stores, Inc.	550,259
12,038	J.C. Penney Co., Inc.	632,958
14,529	Kohl’s Corp. *	812,316
12,924	May Department Stores Co.	519,028
5,614	Nordstrom, Inc.	381,584
4,252	Sears Holdings Corp. *	637,247
39,859	Target Corp.	2,168,728
150,665	Wal-Mart Stores, Inc.	7,262,053

		14,514,512

Specialty Retail — 2.3%
10,031	AutoNation, Inc. *	205,836
3,013	AutoZone, Inc. *	278,582
13,461	Bed Bath & Beyond, Inc. *	562,401
13,235	Best Buy Co., Inc.	907,259
8,360	Circuit City Stores, Inc.	144,544
35,155	Gap, Inc.	694,311

See Notes to Financial Statements.

9   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Specialty Retail — 2.3% (continued)
97,576	Home Depot, Inc.	$3,795,706
17,033	Limited Brands, Inc.	364,847
34,339	Lowe’s Cos., Inc.	1,999,217
13,788	Office Depot, Inc. *	314,918
3,097	OfficeMax, Inc.	92,198
7,016	RadioShack Corp.	162,561
5,590	Sherwin-Williams Co.	263,233
32,934	Staples, Inc.	702,153
6,420	Tiffany & Co.	210,319
21,366	TJX Cos., Inc.	520,262
9,605	Toys “R” Us, Inc. *	254,340

		11,472,687

Textiles, Apparel & Luxury Goods — 0.4%
17,064	Coach, Inc. *	572,839
5,400	Jones Apparel Group, Inc.	167,616
4,811	Liz Claiborne, Inc.	191,285
10,211	NIKE, Inc., Class B Shares	884,273
2,527	Reebok International Ltd.	105,704
4,436	VF Corp.	253,828

		2,175,545

	TOTAL CONSUMER DISCRETIONARY	62,445,472

CONSUMER STAPLES — 8.2%
Beverages — 2.2%
34,538	Anheuser-Busch Cos., Inc.	1,580,113
4,043	Brown-Forman Corp., Class B Shares	244,440
100,746	Coca-Cola Co.	4,206,145
15,660	Coca-Cola Enterprises, Inc.	344,677
3,593	Molson Coors Brewing Co., Class B Shares	222,766
8,844	Pepsi Bottling Group, Inc.	253,027
74,584	PepsiCo, Inc.	4,022,315

		10,873,483

Food & Staples Retailing — 1.2%
16,256	Albertson’s, Inc.	336,174
35,548	CVS Corp.	1,033,380
32,492	Kroger Co. *	618,323
19,851	Safeway, Inc.	448,434
5,962	SUPERVALU, INC.	194,421
28,356	Sysco Corp.	1,026,204
45,371	Walgreen Co.	2,086,612

		5,743,548

Food Products — 1.1%
27,705	Archer-Daniels-Midland Co.	592,333
14,513	Campbell Soup Co.	446,565

See Notes to Financial Statements.

10   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Food Products — 1.1% (continued)
22,978	ConAgra Foods, Inc.	$532,170
16,239	General Mills, Inc.	759,823
15,594	H.J. Heinz Co.	552,339
9,725	Hershey Co.	603,923
15,605	Kellogg Co.	693,486
6,025	McCormick & Co., Inc., Non Voting Shares	196,897
35,029	Sara Lee Corp.	693,925
8,721	Wm. Wrigley Jr. Co.	600,354

		5,671,815

Household Products — 1.8%
6,793	Clorox Co.	378,506
23,319	Colgate-Palmolive Co.	1,163,851
21,396	Kimberly-Clark Corp.	1,339,176
112,174	Procter & Gamble Co.	5,917,178

		8,798,711

Personal Products — 0.6%
3,732	Alberto-Culver Co.	161,708
20,927	Avon Products, Inc.	792,087
44,061	Gillette Co.	2,230,808

		3,184,603

Tobacco — 1.3%
91,951	Altria Group, Inc.	5,945,552
7,341	UST, Inc.	335,190

		6,280,742

	TOTAL CONSUMER STAPLES	40,552,902

ENERGY — 8.5%
Energy Equipment & Services — 1.3%
15,045	Baker Hughes, Inc.	769,702
7,232	BJ Services Co.	379,535
22,420	Halliburton Co.	1,072,124
6,355	Nabors Industries Ltd. *	385,240
7,435	National-Oilwell Varco, Inc. *	353,460
6,008	Noble Corp.	369,552
4,695	Rowan Cos., Inc. *	139,489
26,201	Schlumberger Ltd.	1,989,704
14,312	Transocean, Inc. *	772,419

		6,231,225

Oil, Gas & Consumable Fuels — 7.2%
3,783	Amerada Hess Corp.	402,927
10,541	Anadarko Petroleum Corp.	865,943
14,517	Apache Corp.	937,798
2,953	Ashland, Inc. *	212,232

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Oil, Gas & Consumable Fuels — 7.2% (continued)
17,250	Burlington Resources, Inc.	$952,890
93,537	Chevron Corp.	5,230,589
61,866	ConocoPhillips (a)	3,556,676
21,355	Devon Energy Corp.	1,082,271
10,661	EOG Resources, Inc.	605,545
283,904	ExxonMobil Corp.	16,315,963
5,297	Kerr-McGee Corp.	404,214
15,454	Marathon Oil Corp.	824,780
17,674	Occidental Petroleum Corp.	1,359,661
3,089	Sunoco, Inc.	351,158
11,989	Unocal Corp.	779,885
11,403	Valero Energy Corp.	902,091
25,233	Williams Cos., Inc.	479,427
15,390	XTO Energy, Inc.	523,106

		35,787,156

	TOTAL ENERGY	42,018,381

FINANCIALS — 19.9%
Commercial Banks — 6.4%
15,815	AmSouth Bancorp.	411,190
180,266	Bank of America Corp.	8,221,932
24,396	BB&T Corp.	975,108
7,548	Comerica, Inc.	436,274
5,477	Compass Bancshares, Inc.	246,465
23,172	Fifth Third Bancorp.	954,918
5,491	First Horizon National Corp.	231,720
10,364	Huntington Bancshares, Inc.	250,187
18,042	KeyCorp	598,092
4,380	M&T Bank Corp.	460,601
9,249	Marshall & Ilsley Corp.	411,118
18,762	Mellon Financial Corp.	538,282
4,311	MGIC Investment Corp.	281,163
26,351	National City Corp.	899,096
20,927	North Fork Bancorporation, Inc.	587,840
9,021	Northern Trust Corp.	411,267
12,544	PNC Financial Services Group, Inc.	683,146
20,601	Regions Financial Corp.	697,962
16,677	Sovereign Bancorp, Inc.	372,564
15,102	SunTrust Banks, Inc.	1,090,969
13,753	Synovus Financial Corp.	394,299
82,340	U.S. Bancorp	2,404,328
70,515	Wachovia Corp.	3,497,544
38,882	Washington Mutual, Inc.	1,582,109
75,399	Wells Fargo & Co.	4,643,070
3,964	Zions Bancorporation	291,473

		31,572,717

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Diversified Financial Services — 8.3%
52,160	American Express Co.	$2,776,477
34,615	Bank of New York Co., Inc.	996,220
5,032	Bear Stearns Cos., Inc.	523,026
10,992	Capital One Financial Corp.	879,470
50,908	Charles Schwab Corp.	574,242
9,388	CIT Group, Inc.	403,402
232,310	Citigroup Inc. (a)(b)	10,739,691
16,323	E*TRADE Financial Corp. *	228,359
43,037	Fannie Mae	2,513,361
4,156	Federated Investors, Inc., Class B Shares	124,722
8,765	Franklin Resources, Inc.	674,730
30,594	Freddie Mac	1,995,647
19,902	Goldman Sachs Group, Inc.	2,030,402
10,568	Janus Capital Group, Inc.	158,943
158,025	JPMorgan Chase & Co.	5,581,443
12,246	Lehman Brothers Holdings, Inc.	1,215,783
56,901	MBNA Corp.	1,488,530
41,420	Merrill Lynch & Co., Inc.	2,278,514
12,242	Moody’s Corp.	550,400
49,444	Morgan Stanley	2,594,327
13,281	Principal Financial Group, Inc.	556,474
12,969	Providian Financial Corp. *	228,643
19,067	SLM Corp.	968,604
14,798	State Street Corp.	714,003
5,509	T. Rowe Price Group, Inc.	344,863

		41,140,276

Insurance — 4.3%
12,597	ACE Ltd.	564,975
22,280	AFLAC, Inc.	964,278
30,226	Allstate Corp.	1,806,003
4,856	Ambac Financial Group, Inc.	338,755
115,824	American International Group, Inc.	6,729,374
14,114	Aon Corp.	353,415
8,534	Chubb Corp.	730,596
7,428	Cincinnati Financial Corp.	293,852
13,136	Hartford Financial Services Group, Inc.	982,310
6,039	Jefferson-Pilot Corp.	304,486
7,735	Lincoln National Corp.	362,926
7,117	Loews Corp.	551,568
23,455	Marsh & McLennan Cos., Inc.	649,703
6,260	MBIA, Inc.	371,281
32,585	MetLife, Inc.	1,464,370
8,898	Progressive Corp.	879,211
23,262	Prudential Financial, Inc.	1,527,383
5,650	SAFECO Corp.	307,021
29,777	St. Paul Travelers Cos., Inc.	1,177,085

See Notes to Financial Statements.

13   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Insurance — 4.3% (continued)
4,789	Torchmark Corp.	$249,986
13,231	UnumProvident Corp.	242,392
6,197	XL Capital Ltd., Class A Shares	461,181

		21,312,151

Real Estate — 0.6%
4,287	Apartment Investment and Management Co., Class A Shares	175,424
8,855	Archstone-Smith Trust	341,980
17,893	Equity Office Properties Trust	592,258
12,531	Equity Residential	461,391
8,115	Plum Creek Timber Co., Inc.	294,575
8,202	ProLogis	330,049
9,810	Simon Property Group, Inc.	711,127

		2,906,804

Thrifts & Mortgages — 0.3%
25,785	Countrywide Financial Corp.	995,559
12,530	Golden West Financial Corp.	806,681

		1,802,240

	TOTAL FINANCIALS	98,734,188

HEALTH CARE — 13.0%
Biotechnology — 1.2%
55,716	Amgen, Inc. *	3,368,590
14,869	Biogen Idec, Inc. *	512,237
6,502	Chiron Corp. *	226,855
11,014	Genzyme Corp. *	661,831
19,271	Gilead Sciences, Inc. *	847,731
11,075	MedImmune, Inc. *	295,924

		5,913,168

Health Care Equipment & Supplies — 2.1%
8,665	Applera Corp. - Applied Biosystems Group	170,440
2,361	Bausch & Lomb, Inc.	195,963
27,566	Baxter International, Inc.	1,022,698
11,227	Becton Dickinson & Co.	589,081
11,218	Biomet, Inc.	388,591
33,833	Boston Scientific Corp. *	913,491
4,635	C.R. Bard, Inc.	308,274
5,217	Fisher Scientific International, Inc. *	338,583
14,312	Guidant Corp.	963,198
10,248	IMS Health, Inc.	253,843
53,811	Medtronic, Inc.	2,786,872
2,166	Millipore Corp. *	122,877
16,026	St. Jude Medical, Inc. *	698,894

See Notes to Financial Statements.

14   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Health Care Equipment & Supplies — 2.1% (continued)
16,643	Stryker Corp.	$791,541
7,095	Thermo Electron Corp. *	190,643
10,969	Zimmer Holdings, Inc. *	835,509

		10,570,498

Health Care Providers & Services — 2.5%
13,091	Aetna, Inc.	1,084,197
4,708	AmerisourceBergen Corp.	325,558
19,291	Cardinal Health, Inc.	1,110,776
20,308	Caremark Rx, Inc. *	904,112
5,857	CIGNA Corp.	626,875
6,742	Express Scripts, Inc. *	336,965
18,318	HCA, Inc.	1,038,081
10,815	Health Management Associates, Inc., Class A Shares	283,137
7,185	Humana, Inc. *	285,532
5,984	Laboratory Corp. of America Holdings *	298,602
3,813	Manor Care, Inc.	151,490
13,104	McKesson Corp.	586,928
8,130	Quest Diagnostics, Inc.	433,085
20,849	Tenet Healthcare Corp. *	255,192
57,000	UnitedHealth Group, Inc.	2,971,980
27,104	WellPoint, Inc. *	1,887,523

		12,580,033

Pharmaceuticals — 7.2%
69,342	Abbott Laboratories	3,398,452
5,834	Allergan, Inc.	497,290
86,802	Bristol-Myers Squibb Co.	2,168,314
50,339	Eli Lilly and Co.	2,804,386
15,671	Forest Laboratories, Inc. *	608,818
6,914	Hospira, Inc. *	269,646
132,246	Johnson & Johnson	8,595,990
10,676	King Pharmaceuticals, Inc. *	111,244
12,210	Medco Health Solutions, Inc. *	651,526
98,239	Merck & Co., Inc.	3,025,761
12,043	Mylan Laboratories, Inc.	231,707
331,676	Pfizer, Inc.	9,147,624
65,487	Schering-Plough Corp.	1,248,182
4,943	Watson Pharmaceuticals, Inc. *	146,115
59,366	Wyeth	2,641,787

		35,546,842

	TOTAL HEALTH CARE	64,610,541

See Notes to Financial Statements.

15   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS — 12.0%
Aerospace & Defense — 1.9%
36,988	Boeing Co.	$2,441,208
8,876	General Dynamics Corp.	972,277
5,308	Goodrich Corp.	217,416
5,119	L-3 Communications Holdings, Inc.	392,013
17,849	Lockheed Martin Corp.	1,157,865
16,011	Northrop Grumman Corp.	884,608
20,131	Raytheon Co.	787,525
7,952	Rockwell Collins, Inc.	379,151
45,584	United Technologies Corp.	2,340,738

		9,572,801

Air Freight & Logistics — 0.9%
13,395	FedEx Corp.	1,085,129
2,902	Ryder System, Inc.	106,213
49,730	United Parcel Service, Inc., Class B Shares	3,439,327

		4,630,669

Airlines — 0.1%
6,766	Delta Air Lines, Inc. *	25,440
32,889	Southwest Airlines Co.	458,144

		483,584

Building Products — 0.2%
8,052	American Standard Cos., Inc.	337,540
19,894	Masco Corp.	631,833

		969,373

Commercial Services & Supplies — 1.7%
12,278	Allied Waste Industries, Inc. *	97,364
7,345	Apollo Group, Inc., Class A Shares *	574,526
25,977	Automatic Data Processing, Inc.	1,090,255
4,530	Avery Dennison Corp.	239,909
46,910	Cendant Corp.	1,049,377
6,605	Cintas Corp.	254,953
6,280	Convergys Corp. *	89,302
5,959	Equifax, Inc.	212,796
35,591	First Data Corp.	1,428,623
8,640	Fiserv, Inc. *	371,088
7,333	H&R Block, Inc.	427,880
5,410	Monster Worldwide, Inc. *	155,159
15,827	Paychex, Inc.	515,011
10,301	Pitney Bowes, Inc.	448,608
9,553	R.R. Donnelley & Sons Co.	329,674
7,203	Robert Half International, Inc.	179,859
5,938	Sabre Holdings Corp., Class A Shares	118,463
25,331	Waste Management, Inc.	717,880

		8,300,727

See Notes to Financial Statements.

16   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Construction & Engineering — 0.0%
3,809	Fluor Corp.	$219,360

Electrical Equipment — 0.4%
7,954	American Power Conversion Corp.	187,635
4,134	Cooper Industries Ltd., Class A Shares	264,163
18,623	Emerson Electric Co.	1,166,358
7,756	Rockwell Automation, Inc.	377,795

		1,995,951

Industrial Conglomerates — 4.8%
34,331	3M Co.	2,482,131
471,308	General Electric Co.	16,330,822
37,825	Honeywell International, Inc.	1,385,530
5,155	Reynolds American, Inc.	406,214
6,020	Textron, Inc.	456,617
89,464	Tyco International Ltd.	2,612,349

		23,673,663

Machinery — 1.4%
15,270	Caterpillar, Inc.	1,455,384
1,909	Cummins, Inc.	142,430
12,260	Danaher Corp.	641,688
10,951	Deere & Co.	717,181
9,031	Dover Corp.	328,548
6,764	Eaton Corp.	405,164
12,203	Illinois Tool Works, Inc.	972,335
7,677	Ingersoll-Rand Co., Ltd., Class A Shares	547,754
4,094	ITT Industries, Inc.	399,697
2,961	Navistar International Corp. *	94,752
7,689	PACCAR, Inc.	522,852
5,526	Pall Corp.	167,769
5,354	Parker Hannifin Corp.	332,002

		6,727,556

Road & Rail — 0.5%
16,777	Burlington Northern Santa Fe Corp.	789,861
9,549	CSX Corp.	407,361
17,745	Norfolk Southern Corp.	549,385
11,599	Union Pacific Corp.	751,615

		2,498,222

Trading Companies & Distributors — 0.1%
7,716	Genuine Parts Co.	317,050
3,668	W. W. Grainger, Inc.	200,970

		518,020

	TOTAL INDUSTRIALS	59,589,926

See Notes to Financial Statements.

17   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 14.2%
Communications Equipment — 2.6%
5,286	ADC Telecommunications, Inc. *	$115,076
6,987	Andrew Corp. *	89,154
21,542	Avaya, Inc. *	179,230
24,869	Ciena Corp. *	51,976
287,281	Cisco Systems, Inc. *	5,489,940
8,861	Comverse Technology, Inc. *	209,563
62,555	Corning, Inc. *	1,039,664
63,980	JDS Uniphase Corp. *	97,250
196,499	Lucent Technologies, Inc. *	571,812
109,078	Motorola, Inc.	1,991,764
73,136	QUALCOMM, Inc.	2,414,219
6,757	Scientific-Atlanta, Inc.	224,805
20,394	Tellabs, Inc. *	177,428

		12,651,881

Computers & Peripherals — 3.5%
36,381	Apple Computer, Inc. *	1,339,185
109,284	Dell, Inc. *	4,317,811
106,876	EMC Corp. *	1,465,270
12,624	Gateway, Inc. *	41,659
128,852	Hewlett-Packard Co.	3,029,310
72,569	International Business Machines Corp.	5,384,620
5,621	Lexmark International, Inc., Class A Shares *	364,409
8,217	NCR Corp. *	288,581
16,210	Network Appliance, Inc. *	458,257
150,386	Sun Microsystems, Inc. *	560,940

		17,250,042

Electronic Equipment & Instruments — 0.4%
19,246	Agilent Technologies, Inc. *	443,043
12,916	Broadcom Corp., Class A Shares *	458,647
8,221	Jabil Circuit, Inc. *	252,631
7,473	Molex, Inc.	194,597
5,818	PerkinElmer, Inc.	109,960
23,401	Sanmina-SCI Corp. *	128,004
43,011	Solectron Corp. *	163,012
10,707	Symbol Technologies, Inc.	105,678
3,998	Tektronix, Inc.	93,034
5,378	Waters Corp. *	199,900

		2,148,506

Internet Software & Services — 0.4%
57,938	Yahoo!, Inc. *	2,007,552

IT Services — 0.3%
5,625	Affiliated Computer Services, Inc., Class A Shares *	287,438
8,517	Computer Sciences Corp. *	372,193

See Notes to Financial Statements.

18   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

IT Services — 0.3% (continued)
23,012	Electronic Data Systems Corp.	$442,981
12,819	SunGard Data Systems, Inc. *	450,844
14,761	Unisys Corp. *	93,437

		1,646,893

Office Electronics — 0.1%
42,400	Xerox Corp. *	584,696

Semiconductors & Semiconductor Equipment — 3.1%
17,619	Advanced Micro Devices, Inc. *	305,513
16,636	Altera Corp. *	329,725
16,563	Analog Devices, Inc.	617,966
74,205	Applied Materials, Inc.	1,200,637
14,525	Applied Micro Circuits Corp. *	37,184
17,815	Freescale Semiconductor, Inc., Class B Shares *	377,322
276,874	Intel Corp.	7,215,336
8,727	KLA-Tencor Corp.	381,370
13,671	Linear Technology Corp.	501,589
16,988	LSI Logic Corp. *	144,228
14,551	Maxim Integrated Products, Inc.	555,994
27,139	Micron Technology, Inc. *	277,089
15,867	National Semiconductor Corp.	349,550
6,225	Novellus Systems, Inc. *	153,820
7,426	NVIDIA Corp. *	198,423
8,250	PMC-Sierra, Inc. *	76,972
4,144	QLogic Corp. *	127,925
8,744	Teradyne, Inc. *	104,666
76,483	Texas Instruments, Inc.	2,146,878
15,424	Xilinx, Inc.	393,312

		15,495,499

Software — 3.8%
21,692	Adobe Systems, Inc.	620,825
10,206	Autodesk, Inc.	350,780
9,982	BMC Software, Inc. *	179,177
7,624	Citrix Systems, Inc. *	165,136
23,682	Computer Associates International, Inc.	650,781
16,932	Compuware Corp. *	121,741
13,657	Electronic Arts, Inc. *	773,123
8,262	Intuit, Inc. *	372,699
3,714	Mercury Interactive Corp. *	142,469
449,809	Microsoft Corp.	11,173,255
16,681	Novell, Inc. *	103,422
199,744	Oracle Corp. *	2,636,621
12,260	Parametric Technology Corp. *	78,219
22,880	Siebel Systems, Inc.	203,632

See Notes to Financial Statements.

19   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Software — 3.8% (continued)
31,480	Symantec Corp. *	$684,375
18,837	VERITAS Software Corp. *	459,623

		18,715,878

	TOTAL INFORMATION TECHNOLOGY	70,500,947

MATERIALS — 2.9%
Chemicals — 1.6%
10,083	Air Products & Chemicals, Inc.	608,005
42,362	Dow Chemical Co.	1,886,380
44,341	E.I. du Pont de Nemours & Co.	1,907,107
3,493	Eastman Chemical Co.	192,639
9,772	Ecolab, Inc.	316,222
5,442	Engelhard Corp.	155,369
2,342	Great Lakes Chemical Corp.	73,703
5,064	Hercules, Inc. *	71,656
3,974	International Flavors & Fragrances, Inc.	143,938
11,843	Monsanto Co.	744,569
7,728	PPG Industries, Inc.	485,009
14,364	Praxair, Inc.	669,362
8,608	Rohm & Haas Co.	398,895
3,059	Sigma-Aldrich Corp.	171,426

		7,824,280

Construction Materials — 0.1%
4,543	Vulcan Materials Co.	295,249

Containers & Packaging — 0.2%
4,841	Ball Corp.	174,083
4,839	Bemis Co., Inc.	128,427
6,540	Pactiv Corp. *	141,133
3,742	Sealed Air Corp. *	186,314
5,053	Temple-Inland, Inc.	187,719

		817,676

Metals & Mining — 0.6%
38,748	Alcoa, Inc.	1,012,485
4,095	Allegheny Technologies, Inc.	90,336
7,921	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	296,562
19,710	Newmont Mining Corp.	769,282
7,060	Nucor Corp.	322,077
4,296	Phelps Dodge Corp.	397,380
5,103	United States Steel Corp.	175,390

		3,063,512

Paper & Forest Products — 0.4%
11,498	Georgia-Pacific Corp.	365,636
21,841	International Paper Co.	659,817
4,982	Louisiana-Pacific Corp.	122,458

See Notes to Financial Statements.

20   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Paper & Forest Products — 0.4% (continued)
7,947	MeadWestvaco Corp.	$222,834
10,773	Weyerhaeuser Co.	685,701

		2,056,446

	TOTAL MATERIALS	14,057,163

TELECOMMUNICATION SERVICES — 3.1%
Diversified Telecommunication Services — 2.8%
14,267	ALLTEL Corp.	888,549
35,510	AT&T Corp.	676,110
81,467	BellSouth Corp.	2,164,578
6,049	CenturyTel, Inc.	209,477
14,846	Citizens Communications Co.	199,530
74,873	Qwest Communications International, Inc. *	277,779
146,904	SBC Communications, Inc.	3,488,970
65,612	Sprint Corp.	1,646,205
123,185	Verizon Communications, Inc.	4,256,042

		13,807,240

Wireless Telecommunication Services — 0.3%
50,016	Nextel Communications, Inc., Class A Shares *	1,616,017

	TOTAL TELECOMMUNICATION SERVICES	15,423,257

UTILITIES — 3.5%
Electric Utilities — 2.6%
28,893	AES Corp. *	473,267
7,110	Allegheny Energy, Inc. *	179,314
8,725	Ameren Corp.	482,492
17,033	American Electric Power Co., Inc.	628,007
24,750	Calpine Corp. *	84,150
12,785	CenterPoint Energy, Inc.	168,890
8,473	Cinergy Corp.	379,760
9,574	CMS Energy Corp. *	144,184
10,775	Consolidated Edison, Inc.	504,701
15,150	Dominion Resources, Inc.	1,111,858
7,767	DTE Energy Co.	363,263
14,487	Edison International	587,448
9,481	Entergy Corp.	716,290
29,514	Exelon Corp.	1,514,954
14,628	FirstEnergy Corp.	703,753
17,386	FPL Group, Inc.	731,255
16,038	PG&E Corp.	602,066
4,256	Pinnacle West Capital Corp.	189,179
8,407	PPL Corp.	499,208
11,028	Progress Energy, Inc.	498,907
10,616	Public Service Enterprise Group, Inc.	645,665

See Notes to Financial Statements.

21   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Electric Utilities — 2.6% (continued)
33,091	Southern Co.	$1,147,265
9,272	TECO Energy, Inc.	175,334
17,835	Xcel Energy, Inc.	348,139

		12,879,349

Gas Utilities — 0.2%
28,590	El Paso Corp.	329,357
7,547	KeySpan Corp.	307,163
4,902	Kinder Morgan, Inc.	407,846
2,021	Nicor, Inc.	83,205
1,653	Peoples Energy Corp.	71,839

		1,199,410

Independent Power Producers & Energy Traders — 0.3%
7,868	Constellation Energy Group, Inc.	453,905
10,678	TXU Corp.	887,235

		1,341,140

Multi-Utilities — 0.4%
41,618	Duke Energy Corp.	1,237,303
14,322	Dynegy, Inc., Class A Shares *	69,605
12,155	NiSource, Inc.	300,593
10,569	Sempra Energy	436,606

		2,044,107

	TOTAL UTILITIES	17,464,006

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $497,336,456)	485,396,783

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.4%
$12,012,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds due at maturity — $12,012,851; (Fully collateralized by U.S. Treasury Bond, 1.500% due 7/31/05; Market value — $12,253,227)	12,012,000

U.S. Government Obligation — 0.3%
1,300,000	U.S. Treasury Bill, 0.010% due 9/15/05 (c)	1,291,798

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $13,303,945)	13,303,798

	TOTAL INVESTMENTS — 100.6%
	(Cost — $510,640,401#)	498,700,581
	Liabilities in Excess of Other Assets — (0.6)%	(2,741,005)

	TOTAL NET ASSETS — 100.0%	$495,959,576

See Notes to Financial Statements.

22   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	Citigroup Inc. is the parent company of The Travelers Investment Management Company, the Fund’s investment adviser.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

MBIA - Municipal Bond Investors Assurance Corporation

See Notes to Financial Statements.

23   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	June 30, 2005

ASSETS:
Investments, at value (Cost $510,640,401)	$498,700,581
Cash	193
Dividends and interest receivable	583,379
Receivable for Fund shares sold	369,521
Prepaid expenses	12,490

Total Assets	499,666,164

LIABILITIES:
Payable for Fund shares repurchased	3,217,360
Transfer agent fees payable	104,680
Payable to broker — variation margin on open futures contracts	83,250
Management fee payable	63,904
Distribution fees payable	35,245
Administration fee payable	30,767
Trustees’ fees payable	1,053
Accrued expenses	170,329

Total Liabilities	3,706,588

Total Net Assets	$495,959,576

NET ASSETS:
Par value (Note 6)	$40,867
Paid-in capital in excess of par value	523,974,782
Undistributed net investment income	3,126,862
Accumulated net realized loss on investments and futures contracts	(19,089,530)
Net unrealized depreciation on investments and futures contracts	(12,093,405)

Total Net Assets	$495,959,576

Shares Outstanding:
SB Shares	37,211,656

Citi Shares	3,655,018

Net Asset Value:
SB Shares (and redemption price)	$12.13

Citi Shares (and redemption price)	$12.17

See Notes to Financial Statements.

24   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
Dividends	$4,449,040
Interest	93,021

Total Investment Income	4,542,061

EXPENSES:
Distribution fees (Notes 2 and 4)	450,080
Management fee (Note 2)	371,333
Administration fee (Note 2)	247,555
Transfer agent fees (Notes 2 and 4)	242,130
Shareholder reports (Note 4)	73,026
Custody	35,290
Registration fees	27,701
Standard & Poor’s license fees	15,172
Audit and tax	13,045
Legal fees	9,614
Trustees’ fees	6,171
Insurance	3,630
Miscellaneous expenses	2,816

Total Expenses	1,497,563
Less: Administration fee waiver (Note 2)	(82,364)

Net Expenses	1,415,199

Net Investment Income	3,126,862

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(1,297,870)
Futures contracts	48,616

Net Realized Loss	(1,249,254)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(7,636,521)
Futures contracts	(265,780)

Change in Net Unrealized Appreciation/Depreciation	(7,902,301)

Net Loss on Investments and Futures Contracts	(9,151,555)

Decrease in Net Assets From Operations	$(6,024,693)

See Notes to Financial Statements.

25   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$3,126,862	$7,214,694
Net realized loss	(1,249,254)	(1,215,049)
Change in net unrealized appreciation/depreciation	(7,902,301)	41,332,108

Increase (Decrease) in Net Assets From Operations	(6,024,693)	47,331,753

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	—	(7,257,636)

Decrease in Net Assets From Distributions to Shareholders	—	(7,257,636)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	50,830,313	125,891,457
Reinvestment of distributions	—	6,732,246
Cost of shares repurchased	(60,199,247)	(170,322,085)

Decrease in Net Assets From Fund Share Transactions	(9,368,934)	(37,698,382)

Increase (Decrease) in Net Assets	(15,393,627)	2,375,735

NET ASSETS:
Beginning of period	511,353,203	508,977,468

End of period*	$495,959,576	$511,353,203

* Includes undistributed net investment income of:	$3,126,862	—

See Notes to Financial Statements.

26   Smith Barney S&P 500 Index Fund    |   2005 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SB Shares(1)(2)	2005(3)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$12.28		$11.30	$8.92	$11.63	$13.38	$15.00

Income (Loss) From Operations:
Net investment income	0.07		0.16	0.12	0.10	0.10	0.10
Net realized and unrealized gain (loss)	(0.22)		0.99	2.37	(2.71)	(1.75)	(1.51)

Total Income (Loss) From Operations	(0.15)		1.15	2.49	(2.61)	(1.65)	(1.41)

Less Distributions From:
Net investment income	—		(0.17)	(0.11)	(0.10)	(0.10)	(0.08)
Net realized gains	—		—	—	—	—	(0.13)
Return of Capital	—		—	—	—	—	(0.00	)(4)

Total Distributions	—		(0.17)	(0.11)	(0.10)	(0.10)	(0.21)

Net Asset Value, End of Period	$12.13		$12.28	$11.30	$8.92	$11.63	$13.38

Total Return(5)	(1.22)%		10.21%	27.95%	(22.47)%	(12.37)%	(9.39)%

Net Assets, End of Period millions)	$452		$467	$466	$332	$380	$357

Ratios to Average Net Assets:
Gross expenses	0.61	%(6)	0.58%	0.61%	0.62%	0.60%	0.59%
Net expenses(7)(8)	0.59	%(6)	0.57%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.24	(6)	1.42	1.19	1.03	0.81	0.68

Portfolio Turnover Rate	4%		6%	1%	2%	7%	4%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On September 5, 2000, Class A shares were renamed as SB Shares.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Amount represents less than $0.01 per share.
(5)

Performance figures reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower.  Total returns for periods of less than one year are not annualized.

(6)	Annualized.
(7)	The administrator has waived all or a portion of its fees.
(8)	As a result of a contractual expense limitation, the ratio of expenses to average net assets will not exceed 0.59%.

See Notes to Financial Statements.

27   Smith Barney S&P 500 Index Fund    |   2005 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Citi Shares(1)(2)	2005(3)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$12.30		$11.32	$8.93	$11.64	$13.39	$15.01

Income (Loss) From Operations:
Net investment income	0.09		0.19	0.14	0.12	0.13	0.14
Net realized and unrealized gain (loss)	(0.22)		0.99	2.39	(2.72)	(1.76)	(1.52)

Total Income (Loss) From Operations	(0.13)		1.18	2.53	(2.60)	(1.63)	(1.38)

Less Distributions From:
Net investment income	—		(0.20)	(0.14)	(0.11)	(0.12)	(0.11)
Net realized gains	—		—	—	—	—	(0.13)
Return of Capital	—		—	—	—	—	(0.00	)(4)

Total Distributions	—		(0.20)	(0.14)	(0.11)	(0.12)	(0.24)

Net Asset Value, End of Period	$12.17		$12.30	$11.32	$8.93	$11.64	$13.39

Total Return(5)	(1.06)%		10.39%	28.29%	(22.29)%	(12.19)%	(9.20)%

Net Assets, End of Period (millions)	$44		$44	$43	$24	$30	$30

Ratios to Average Net Assets:
Gross expenses	0.53	%(6)	0.42%	0.42%	0.53%	0.40%	0.36%
Net expenses(7)(8)	0.39	%(6)	0.39%	0.39%	0.39%	0.39%	0.36%
Net investment income	1.44	(6)	1.61	1.39	1.20	1.01	0.90

Portfolio Turnover Rate	4%		6%	1%	2%	7%	4%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On September 5, 2000, Class D shares were renamed as Citi Shares.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Amount represents less than $0.01 per share.
(5)

Performance figures reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower.  Total returns for periods of less than one year are not annualized.

(6)	Annualized.
(7)	The administrator has waived all or a portion of its fees.
(8)	As a result of a contractual expense limitation, the ratio of expenses to average net assets will not exceed 0.39%.

See Notes to Financial Statements.

28   Smith Barney S&P 500 Index Fund   |    2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney S&P 500 Index Fund (“Fund”), a separate diversified investment fund of Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees’. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

29   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

30   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net assets values per share.

2. Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

TIMCO Asset Management, Inc. (formerly The Travelers Investment Management Company) (“TIMCO”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays TIMCO an investment advisory fee calculated at an annual rate of 0.15% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2005, the Fund’s SB Shares and Citi Shares had contractual expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively, resulting in waived administration fees totaling $82,364. These contractual expense limitations may not be discontinued or modified without the approval of the Board of Trustees.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. Boston Financial Data Services (“BFDS”), acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2005, the Fund paid transfer agent fees of $17,428 to CTB.

31   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Citigroup Global Markets Inc. (“CGMI”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$18,654,996

Sales	28,572,149

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$83,268,299
Gross unrealized depreciation	(95,208,119)

Net unrealized depreciation	$(11,939,820)

At June 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Buy:
S&P 500 Index	45	09/05	$13,602,960	$13,449,375	$(153,585)

4. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays CGMI a service fee calculated at the annual rate of 0.20% of the average daily net assets for SB Shares. There is no Distribution fee incurred by the Fund’s Citi Shares. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were $450,080.

For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

	SB Shares	Citi Shares

Transfer Agent Fees	$ 203,580	$ 38,550

32   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

	SB Shares	Citi Shares

Shareholder Reports Expenses	$58,546	$14,480

5. Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2005	Year Ended December 31, 2004

Net Investment Income
SB Shares	—	$6,528,015
Citi Shares	—	729,621

Total	—	$7,257,636

6. Shares of Beneficial Interest

At June 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004

	Shares	Amount	Shares	Amount

SB Shares
Shares sold	3,471,599	$41,821,984	9,602,725	$110,775,802
Shares issued on reinvestment	—	—	493,796	6,010,726
Shares repurchased	(4,300,772)	(51,842,461)	(13,309,587)	(152,132,587)

Net Decrease	(829,173)	$(10,020,477)	(3,213,066)	$(35,346,059)

Citi Shares
Shares sold	742,485	$9,008,329	1,302,258	$15,115,655
Shares issued on reinvestment	—	—	59,132	721,520
Shares repurchased	(694,503)	(8,356,786)	(1,553,409)	(18,189,498)

Net Increase (Decrease)	47,982	$651,543	(192,019)	$(2,352,323)

33   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of

34   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or subtransfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

8.  Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI (the “Distributor”) and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages,

35   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

9. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, TIMCO (the “Adviser”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Adviser is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment advisory contract between the Fund and the Adviser. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment advisory contract between the Fund and the Adviser. If approved by the Board, the new investment advisory contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 1, 2005, the Board approved the new investment advisory contract between the Fund and the Adviser.

36   Smith Barney S&P 500 Index Fund   |   2005 Semi-Annual Report

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SMITH BARNEY
S&P 500 INDEX FUND

	TRUSTEES	INVESTMENT ADVISER
	Dwight B. Crane	TIMCO Asset Management, Inc.
Burt N. Dorsett
	R. Jay Gerken, CFA	ADMINISTRATOR
	Chairman	Smith Barney Fund
	Elliot S. Jaffe	Management LLC
Stephen E. Kaufman
	Cornelius C. Rose, Jr.	DISTRIBUTOR
Citigroup Global Markets Inc.
OFFICERS
	R. Jay Gerken, CFA	CUSTODIAN
	President and Chief	State Street Bank and
	Executive Officer	Trust Company

	Andrew B. Shoup	TRANSFER AGENT
	Senior Vice President	Citicorp Trust Bank, fsb.
	and Chief Administrative	125 Broad Street, 11th Floor
	Officer	New York, New York 10004

	Kaprel Ozsolak	SUB-TRANSFER AGENT
	Chief Financial Officer	Boston Financial Data Services
	and Treasurer	P.O. Box 9083
Boston, Massachusetts
	Andrew Beagley	02205-9083
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

Daniel Willey
Investment Officer

John Lau
Investment Officer

Alex Romeo
Investment Officer

Louis Scott
Investment Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Investment Trust

Smith Barney S&P 500 Index Fund	This report is submitted for general information of the shareholders of Smith Barney Investment Trust – Smith Barney S&P 500 Index Fund, but it may also be used as sales literature.
The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

SMITH BARNEY S&P 500 INDEX FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

	FD02356 8/05	05-8945

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Investment Trust
Date:	September 7, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Investment Trust
Date:	September 7, 2005

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak) Chief Financial Officer of Smith Barney Investment Trust
Date:	September 7, 2005